Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock LifePath ESG Index 2030 Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	14.16%	9.00%	14.72%	(16.37%)	11.99%